Pursuant to Rule 497 (e)
Registration No. 33-74470

Daily Income Fund
Short Term Income Class Shares (the “Fund”)

SUPPLEMENT DATED JUNE 21, 2011

:To the Stautory and Summary Prospectuses dated July 29, 2010, as amended

Effective July 29, 2011 the Short Term Income Class Shares will be renamed the Investor Service Class Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

1411 BROADWAY, 28TH FLOOR
NEW YORK, Ny  10018-3450
(212) 830-5345
(800) 433-1918 (Toll Free)

DIF SHORT TERM SHARES SUPPLEMENT_JUNE 2011

Pursuant to Rule 497 (e)
Registration No. 33-74470

Daily Income Fund
Short Term Income Class Shares (the “Fund”)

SUPPLEMENT DATED JUNE 21, 2011
To the Statement of Additional Information dated July 29, 2010, as amended

Effective July 29, 2011 the Short Term Income Class Shares will be renamed the Investor Service Class Shares.  All existing references to the Investor Service Class Shares, except for the Investor Service Class Shares for the U.S. Government Portfolio, will be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

1411 BROADWAY, 28TH FLOOR
NEW YORK, Ny  10018-3450
(212) 830-5345
(800) 433-1918 (Toll Free)

DIF SHORT TERM SHARES SUPPLEMENT_JUNE 2011